Condensed Combined Debtors Financial Statements - Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Contract drilling	$ 319,716	$ 769,472	$ 1,085,063
Costs and expenses
Operating expenses	(244,089)	(290,038)	(431,261)
General and administrative expenses	(87,134)	(63,379)	(55,511)
Depreciation expense	(278,949)	(275,901)	(243,457)
Total costs and expenses	(610,172)	(629,318)	(730,229)
Operating income (loss)	(290,456)	140,154	314,679
Other expenses
Interest expense	(178,983)	(189,044)	(156,361)
Reorganization items	(6,474)
Other expense	(5,544)	(2,393)	(3,217)
Income (loss) before income taxes	(512,303)	(15,050)	155,101
Income tax expense	(12,863)	(22,107)	(28,871)
Net income (loss)	(525,166)	$ (37,157)	$ 126,230
Debtors
Revenues
Contract drilling	308,647
Costs and expenses
Operating expenses	(233,193)
General and administrative expenses	(81,337)
Depreciation expense	(278,845)
Total costs and expenses	(593,375)
Operating income (loss)	(284,728)
Other expenses
Interest expense	(178,848)
Write-off of deferred financing costs	(30,846)
Reorganization items	(6,474)
Other expense	(5,333)
Income (loss) before income taxes	(506,229)
Income tax expense	(12,340)
Net income (loss)	$ (518,569)